Supplemental Cash Flow Information (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Non-cash financing and investing activities:
Distributions on common stock declared but not yet paid		$ 6,050	$ 5,993	$ 8,878
Stock issued pursuant to distribution reinvestment plan	$ 3,131	8,172	14,724	20,693
Accruals for construction in process	140	536	1,955	424
Repayments on borrowings through refinancing		24,469	24,469	72,845
Escrow deposits funded through refinancing		580	580
Non-cash activity related to sales:
Mortgage notes payable settled directly with proceeds from sale of rental property		29,947	29,497
Cash paid during the period for:
Interest	$ 9,893	$ 14,454	$ 24,930	$ 25,508